Goodwill and other intangible assets (Details)		2 Months Ended	3 Months Ended		9 Months Ended
	Jul. 17, 2024 GBP (£) shares £ / shares	Sep. 30, 2024 GBP (£) £ / shares shares	Sep. 30, 2024 GBP (£) £ / shares shares	Sep. 30, 2023 GBP (£)	Sep. 30, 2024 GBP (£) £ / shares shares	Sep. 30, 2023 GBP (£)	Sep. 30, 2024 $ / shares	Jul. 17, 2024 $ / shares	Dec. 31, 2023 £ / shares shares
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Upfront payment related to ownership of intellectual property					£ 7,925,000	£ 189,000
Number of shares issued (in shares) | shares		130,769,846	130,769,846		130,769,846				125,702,396
Amortisation of intangible assets			£ 1,126,000	£ 1,173,000	£ 3,426,000	£ 3,499,000
Disposals					0
Impairment charge					0
Cost | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions					164,000
Accumulated Depreciation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets					3,426,000
Accumulated Depreciation | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets					3,358,000
Accumulated Depreciation | Computer equipment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets					57,000
Accumulated Depreciation | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation of intangible assets					£ 11,000
Ordinary shares
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of shares issued (in shares) | shares		130,769,846	130,769,846		130,769,846				125,702,396
Par value per share (GBP/USD per share) | £ / shares		£ 0.0005	£ 0.0005		£ 0.0005				£ 0.0005
Apeiron | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Upfront payment related to ownership of intellectual property	£ 7,691,000
Borrowings forgiven to third party	4,951,000
Issued capital, equity	7,579,000
Shares surrendered, fair value amount	£ 2,145,000
Intangible assets acquired by way of asset purchase agreement, fair value		£ 22,436,000	£ 22,436,000		£ 22,436,000
Amortisation of intangible assets		£ 0
Apeiron | American depositary shares, restricted | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of shares issued (in shares) | shares	1,807,078
Apeiron | American depositary shares, ordinary | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of shares issued (in shares) | shares	1
Par value per share (GBP/USD per share) | £ / shares	£ 0.0005
Share issue related cost	£ 69,000
Apeiron | Ordinary shares
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Par value per share (GBP/USD per share) | $ / shares							$ 0.00001
Apeiron | Ordinary shares | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Par value per share (GBP/USD per share) | $ / shares								$ 0.00001
Number of shares surrendered (in shares) | shares	9,173,021
Apeiron | Series Pre-A Preferred shares
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Par value per share (GBP/USD per share) | $ / shares							$ 0.00001
Apeiron | Series Pre-A Preferred shares | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Par value per share (GBP/USD per share) | $ / shares								$ 0.00001
Number of shares surrendered (in shares) | shares	1,549,942